UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-02631

Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Robert Amweg

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

July 27, 2017

Fellow Partner:

Our Fund earned $5.31 per share of net investment income for shares outstanding in the six month period ended June 30, 2017, compared to $5.34 per share earned in the same period of 2016. Dividend income in the first half of 2017 has decreased by $143,797 from the same period of 2016.

After providing for the June 30, 2017 distribution, the net asset value per partnership share at June 30, 2017 was $609.74. The net asset value on March 31, 2017, the date of our last report, was $605.04.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Portfolio Review

Summary

U.S. stocks climbed in the first half of the year amid a strong earnings season, generally solid macro data and optimism about potential changes to financial regulation and tax reform—and despite political turmoil in Washington, tensions in the Middle East and North Korea and another rate hike by the Federal Reserve. All told, the broad market S&P 500® Index gained 9.3% year to date. Health care, industrials and financials were the top-performing sectors, while telecommunication services and energy finished in negative territory.

Performance Attribution

The portfolio underperformed its benchmark index, the S&P 500® Index, during the six month period ending June 30, 2017, net of fees. In sector terms, the largest detractor from performance was industrials, where conglomerates had the most negative impact. Consumer discretionary and information technology (IT) were additional sources of weakness. Media holdings weighed in consumer discretionary, while semiconductors hindered results in IT. In stock specifics, the largest detractors were positions in Schlumberger NV, Walt Disney Co. and General Electric Co.

Conversely, an underweight to telecommunication services modestly contributed to performance. The largest individual contributor was Moody’s Corp., followed by AbbVie Inc. and Abbott Laboratories.

Outlook

We maintain our positive outlook for U.S. equities. Though some economic data in the U.S. has softened, we believe corporate profits will continue to show improvement, providing support to equity prices. The weakening dollar and potential for stimulative initiatives such as lowering corporate tax rates and rolling back regulation may prove to be additional tailwinds. While the market may be concerned about Fed policy and the reversal of quantitative easing, low inflation and continued low interest rates should keep multiples elevated as investors seek out companies with sustainable and growing free cash flow. We believe volatility will likely remain a constant feature given uncertainty around the likelihood and timing of policy changes by the new administration and risks around macro events.

The Fund’s overall sector weightings shifted during the six month period. Exposure to health care and industrials increased, while financials and energy decreased. The Fund remains well diversified, with the largest overweights relative to the S&P 500® Index in financials, industrials and materials, and the largest underweight relative to the benchmark in IT, followed by utilities and real estate.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2017

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2017

	Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	6.03%	13.78%	12.11%	6.55%	10.97%	(2)
S&P 500® Index	9.34%	17.90%	14.63%	7.18%	11.17%	(3)
Dow Jones Industrial AverageTM	9.35%	22.12%	13.45%	7.57%	11.36%	(3)

(1)	Inception December 29, 1976.
(2)	Cumulative since inception total return was 6,680.55% for the Chestnut Street Fund for the period December 29, 1976 to June 30, 2017.
(3)	Cumulative since inception return was 7,191.79% and 7,705.47% for the S&P 500® Index and Dow Jones Industrial AverageTM, respectively for the period December 29, 1976 to June 30, 2017.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2016 through June 30, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,060.30	$2.96
Hypothetical † (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 6.03% for the six-month period ended June 30, 2017.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2017

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCK:
Financial	23.5%	$48,782,042
Consumer Cyclicals	16.4	34,098,115
Health Care	15.0	31,228,708
Technology	12.4	25,695,549
Capital Equipment	7.1	14,785,624
Basics	6.7	13,841,081
Energy	5.3	11,093,932
Transportation	5.3	10,934,782
Staples	3.9	8,056,359
Retail	2.2	4,499,471
Utilities	1.1	2,406,593
Other Assets in Excess of Liabilities	1.1	2,202,174

Net Assets	100%	$207,624,430

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
COMMON STOCKS—98.9%
BASICS—6.7%
Air Products & Chemicals, Inc.	62,114	$8,886,029
Cabot Corp.	73,848	3,945,699
Versum Materials, Inc.	31,057	1,009,353

		13,841,081

CAPITAL EQUIPMENT—7.1%
Emerson Electric Co.	106,453	6,346,728
General Electric Co.	312,436	8,438,896

		14,785,624

CONSUMER CYCLICALS—16.4%
3M Co.	23,636	4,920,779
CBS Corp.,—Class B	51,548	3,287,731
Comcast Corp.,—Class A	256,988	10,001,973
Procter & Gamble Co.	72,480	6,316,632
Walt Disney Co. (The)	90,080	9,571,000

		34,098,115

ENERGY—5.3%
Exxon Mobil Corp.	79,664	6,431,275
Schlumberger, Ltd.	70,818	4,662,657

		11,093,932

FINANCIAL—23.5%
American Express Co.	81,955	6,903,889
Ameriprise Financial, Inc.	19,150	2,437,604
Bank of America Corp.	48,170	1,168,604
Blackhawk Network Holdings, Inc.—Class B*	—	1
JPMorgan Chase & Co.	120,418	11,006,205
Moody’s Corp.	70,949	8,633,074
Wells Fargo & Co.	336,269	18,632,665

		48,782,042

HEALTH CARE—15.0%
Abbott Laboratories	112,356	5,461,625
AbbVie, Inc.	79,123	5,737,209
Alexion Pharmaceuticals, Inc.*	15,446	1,879,315
Johnson & Johnson	86,420	11,432,502

	Shares	Value
Merck & Co., Inc.	83,518	$5,352,669
Shire PLC ADR	8,262	1,365,388

		31,228,708

RETAIL—2.2%
Home Depot, Inc.	20,117	3,085,947
Kohl’s Corp.	651	25,174
Safeway Casa Ley CVR*†	38,225	—
Safeway PDC CVR*†	38,225	—
Wal-Mart Stores, Inc.	18,345	1,388,350

		4,499,471

STAPLES—3.9%
Altria Group, Inc.	15,436	1,149,519
Kraft Heinz Co. (The)	3,607	308,903
Mondelez International, Inc.,—Class A	10,720	462,997
PepsiCo, Inc.	37,423	4,321,982
Philip Morris International, Inc.	15,436	1,812,958

		8,056,359

TECHNOLOGY—12.4%
Alphabet Inc.,—Class A*	2,601	2,418,098
Apple, Inc.	16,404	2,362,504
Check Point Software Technologies Ltd.*	38,990	4,253,029
Cisco Systems, Inc.	24,194	757,272
Intel Corp.	287,570	9,702,612
Microsoft Corp.	43,766	3,016,790
Oracle Corp.	63,527	3,185,244

		25,695,549

TRANSPORTATION—5.3%
Union Pacific Corp.	100,402	10,934,782

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2017

(Unaudited)

	Shares	Value
UTILITIES—1.1%
Verizon Communications, Inc.	53,887	$2,406,593

Total Common Stocks (Cost: $31,344,432)		205,422,256

TOTAL INVESTMENTS IN SECURITIES
(Cost: $31,344,432)	98.9%	$205,422,256
Other assets in excess of liabilities	1.1%	2,202,174

NET ASSETS	100.0%	$207,624,430

*	Non-Income Producing

†	Security has been valued at fair market value. This security has been deemed illiquid.

Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
PDC	Property Development Center
PLC	Public Limited Company

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2017

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2017, in valuing the Fund’s investments carried at value:

	Total Value at 6/30/17	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$205,422,256	$205,422,256	$—	$0

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statements of Assets And Liabilities

June 30, 2017

(Unaudited)

Assets
Investments in securities, at value (cost $31,344,432)	$205,422,256
Cash	3,019,372
Dividends receivable	285,916
Interest receivable	23
Prepaid expenses	3,728

Total assets	208,731,295

Liabilities
Payables for:
Distributions	854,923
Investment securities purchased	94,481
Advisory fees	45,144
Capital shares repurchased	39,792
Administration and accounting fees	14,717
Custodian fees	8,389
Transfer agent fees	1,724
Accrued expenses and other liabilities	47,695

Total liabilities	1,106,865

Net Assets	$207,624,430

Net Assets consisted of:
Other capital — paid-in or reinvested	$33,623,544
Distributions in excess of net investment income	(78,939)
Accumulated net realized gain on securities	2,001
Net unrealized appreciation on investments	174,077,824

Net Assets (Applicable to 340,513 partnership shares outstanding)	$207,624,430

Net Asset Value offering and redemption price per share ($207,624,430 / 340,513 shares)	$609.74

Net assets applicable to shares owned by:
Limited partners (340,420 shares)	$207,567,889
Managing general partners (93 shares)*	56,541

Total net assets (340,513 shares)	$207,624,430

*	Net asset value per share does not recompute due to rounding.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2017 (Unaudited)

Investment income
Dividends		$2,426,466

Expenses
Investment advisory services (Note C)		288,396
Legal fees (Note C)		115,113
Administration and accounting fees (Note C)		88,870
Managing general partners’ compensation, officer’s salary and expenses (Note C)		49,265
Transfer agent fees		22,300
Printing		15,015
Custodian fees		16,148
Audit fees		10,183
Insurance		7,619
Miscellaneous		8,003

Total expenses		620,912

Advisory fees waived		(17,847)

Total expense, net		603,065

Net investment income		1,823,401

Net realized and unrealized gain/(loss) on investments
Realized gain on sale of investment securities		2,001
Realized gain from securities transactions: distributed on redemption of partnership shares		2,959,766
Unrealized appreciation on investments
Beginning of period	$166,745,179
End of period	174,077,824

Net change in unrealized appreciation		7,332,645

Net realized and unrealized gain on investments		10,294,412

Net increase in net assets resulting from operations		$12,117,813

Statements of Changes in Net Assets

June 30, 2017 (Unaudited)

	Six Months Ended June 30, 2017 (Unaudited)	2016
Increase/(decrease) in net assets Operations:
Net investment income	$1,823,401	$4,004,882
Net realized gain from securities transactions, for federal income tax purposes net gain/(loss) is $2,001 and $4,965,102	2,001	4,826,242
Tax expense from realized capital gains	—	(1,183,608)
Excess of market value over book value of securities distributed upon redemption of partnership shares	2,959,766	19,009,058
Net change in unrealized appreciation on investments	7,332,645	(4,449,178)

Increase in net assets resulting from operations	12,117,813	22,207,396

Distributions to partners from:
Net investment income	(1,886,449)	(4,020,239)

Capital share transactions:
Net asset value of 269* and 688 shares issued in lieu of cash distributions	163,097	381,762
Cost of 6,097 and 36,236 shares repurchased	(3,773,413)	(20,067,099)
Capital Contribution from Investment Advisor (See Note C)	—	172,892

Decrease in net assets from capital share transactions	(3,610,316)	(19,512,445)

Total increase/(decrease) in net assets	6,621,048	(1,325,288)

Net assets:
Beginning of year	201,003,382	202,328,670

End of period**	$207,624,430	$201,003,382

*	Included 269 Limited partners shares and 0 Managing general partners shares.
**	Includes distributions in excess of net investment income of $(78,939) and $(15,891), respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Year)

	Six Months Ended June 30, 2017	Years Ended December 31,
		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$580.36	$529.81	$559.24	$503.19	$389.89	$348.17

Income From Investment Operations:
Net investment income	5.31	10.94	10.52	10.05	9.22	9.42
Net gain (loss) on securities (both realized and unrealized)	29.57	50.12	(29.43)	56.04	113.31	41.72

Total from investment operations	34.88	61.06	(18.91)	66.09	122.53	51.14

Less Distributions:
From net investment income	(5.50)	(10.98)	(10.52)	(10.04)	(9.23)	(9.42)

Capital Contribution from Investment Advisor	—	0.47 *	—	—	—	—

Net Asset Value, End of Period	$609.74	$580.36	$529.81	$559.24	$503.19	$389.89

Total Return	6.03%	11.72%*	(3.42)%	13.19%	31.59%	14.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$207,624	$201,003	$202,329	$215,260	$197,924	$182,628
Ratios to average net assets:
Expenses
Including waivers, if any	0.58%	0.58%	0.54%	0.52%	0.52%	0.53%
Excluding waivers, if any	0.60%	0.60%	0.56%	0.53%	0.52%	0.53%
Net investment income	1.77%	1.98%	1.93%	1.89%	1.95%	2.44%
Portfolio Turnover Rate	—%	2.60%	0.02%	—%	—%	—%

*	During the year ended December 31, 2016, the Advisor reimbursed the Fund $172,892 as a result of a trading error, which otherwise would have reduced Total Return by 0.09%.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the year 2016, the Fund did not distribute net long-term capital gains, but has retained gains of $3,381,737 and paid the tax at the corporate income tax at the rate of 35% (in the amount of $1,183,608). The partners of record as of December 31, 2016 are entitled to a proportionate credit of the tax payment and the tax basis of their shares has been increased by the amount of undistributed gains less the tax paid by the Fund.

During the year ended December 31, 2016, the Fund utilized $1,583,365 of its capital loss carryover from the prior year and has no capital loss carryover as of December 31, 2016.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2013—2016) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$29,993,291

Gross unrealized appreciation	175,921,342
Gross unrealized depreciation	(492,377)

Net unrealized appreciation	$175,428,965

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 as amended November 1, 2014 (“Advisory Agreement”). All BlackRock entities named are subsidiaries of BlackRock, Inc.

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which is reduced by an annual charge of $36,000 that is charged ratably against monthly payments. For the six months ended June 30, 2017, this fee reduction equaled $17,847.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer and dividend disbursing agent and until June 30, 2017 also served as the Fund’s administrator and accounting agent.

Effective June 30, 2017 The Bank of New York Mellon serves as the Fund’s administrator and accounting agent.

BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six-month period ended June 30, 2017, payments to or for the Managing General Partners amounted to $49,625.

Legal fees amounting to $115,113 for the six months ended June 30, 2017 were paid to Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $0, respectively, for the six months ended June 30, 2017.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

The tax character of distributions paid during 2016 and 2015 were as follows:

	2016	2015
Ordinary income	$4,488,207	$4,488,317
Investment expense	(467,968)	(456,244)

Distributed to partners	$4,020,239	$4,032,073

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2017, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash was as follows:

	Value of the Redemptions		Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities	$3,773,076	*	$2,959,766	6,096
Cash	337		—	1

	$3,773,413		$2,959,766	6,097

*	Includes $119 in cash redeemed.

Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$(15,891)
Other timing differences	(1,361,918)
Net unrealized appreciation of investments	168,107,097

$166,729,288

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 852-4750 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

P.O. Box 8950

Wilmington, Delaware 19899

(800) 852-4750

Semi Annual Report

June 30, 2017

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

(“CUSIP”) number; (4) total number of shares or, for debt securities, principal amount divested; (5) Date(s) that the securities were divested; (6) if the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and (7) name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, President & Chief Compliance Officer (principal executive officer)

Date	8/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, President & Chief Compliance Officer (principal executive officer)

Date	8/21/17

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer (principal financial officer)

Date	8/21/17

* Print the name and title of each signing officer under his or her signature.